Share-Based Compensation Plans (Details) - Schedule of share-based compensation expense for stock options using the Black-Scholes option pricing model	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Share Based Compensation Expense For Stock Options Using The Black Scholes Option Pricing Model Abstract
Dividend yield
Expected volatility	50.00%	35.00%	32.70%
Risk-free interest rate	2.85%	1.85%	2.79%
Expected life (years)	10 years	10 years	10 years